Inventories - Schedule of Inventories (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Merchandise for sale	$ 3,038,373	$ 2,357,485